Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2018
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Short-term Bank Borrowings
21.	SHORT-TERM BANK BORROWINGS

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

Fixed-rate bank borrowings	558,000	473,000	68,795

Analyzed as:
Secured	180,000	180,000	26,180
Unsecured	378,000	293,000	42,615

	558,000	473,000	68,795

Bank borrowings carried the following range of interest rates at the end of the respective reporting period:

	2017	2018

Fixed-rate bank borrowings	4.4%	4.4%

All the Group’s bank borrowings are carried at amortized costs and are denominated in RMB.

Details of assets pledged in respect of the Group’s secured bank borrowings are set out in Note 26. As of December 31, 2018 and 2017, bank borrowings of RMB473,000,000 (US$68,795,000) and RMB558,000,000, respectively, are guaranteed by certain subsidiaries of the Company.

One of the banking facilities are subject to the fulfillment of covenants. If the Group were in breach of the covenants, the drawn down facilities would become repayable on demand. The Group regularly monitors its compliance with these covenants, is up to date with the scheduled repayments of the term loans and does not consider it probable that the banks will exercise their discretion to demand repayment so long as the Group continues to meet these requirements. Further details of the Group’s management of liquidity risk are set out in Note 30. As of December 31, 2018 and 2017 none of the covenants relating to drawn down facilities had been breached.